Related party transactions - Summary of Information about Key Management Personnel Remuneration (Detail) - Directors [Member] - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of transactions between related parties [line items]
Salaries	$ 231,034	$ 104,310	$ 55,938
Share-based compensation	74,320	149,993	36,212
Fees and benefits	411,184	159,881	39,428
Total	$ 716,538	$ 414,184	$ 131,578